Accrued Expenses and Other Current Liabilities - Summary of Accrued Expenses and Other Current Liabilities (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Accrued Expenses And Other Liabilities Current [Abstract]
Deposits from business partner	¥ 228,187		¥ 151,167
Fulfillment payable	102,509		96,668
Other tax payable	69,421		90,407
Operating lease liabilities - current	¥ 33,509		¥ 46,426
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Total	Total	Total
Collection on behalf of others			¥ 23,305
Others	¥ 31,497		41,516
Total	¥ 465,123	$ 65,511	¥ 449,489